EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE

15.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the Years Ended
	December 31,
	2025	2024	2023
Net Loss	$(12,021,649)	$(26,871,234)	$(1,845,170)

Weighted average number of ordinary shares outstanding
Basic and Diluted	1,534,487	1,534,487	1,534,487

Loss per share
Basic and Diluted	$(7.83)	$(17.51)	$(1.20)

For the years ended December 31, 2025, 2024 and 2023, the Company had no dilutive shares.